Interest-Bearing Deposits - Scheduled Maturities of Certificates of Deposit (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Banking And Thrift [Abstract]
2019	$ 155,304
2020	66,734
2021	29,011
2022	11,582
2023	4,667
Thereafter	388
Total	$ 267,686